Cover	May 20, 2022
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 20, 2022
Entity File Number	000-50155
Entity Registrant Name	BIMI International Medical Inc.
Entity Central Index Key	0001213660
Entity Tax Identification Number	02-0563302
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9th Floor, Building 2
Entity Address, Address Line Two	Chongqing Corporation Avenue
Entity Address, Address Line Three	Yuzhong District
Entity Address, City or Town	Chongqing
Entity Address, Country	CN
Entity Address, Postal Zip Code	116000
City Area Code	86
Local Phone Number	23-6310 7239
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	BIMI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Postal Zip Code	(State or other jurisdiction